Commitments (Details Narrative) - USD ($)	4 Months Ended		5 Months Ended	6 Months Ended
	May 13, 2022	Apr. 29, 2022	May 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services				$ 37,402,000	$ 11,996,000
Depreciation, right-of-use assets				171,000	56,000
Interest expense on lease liabilities				31,000	20,000
Current lease liabilities				362,000		$ 349,000
Non-current lease liabilities				396,000		$ 556,000
Cash advances and loans made to other parties, classified as investing activities				21,220,000	1,631,000
Nihon Shipyard Co. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of Commitment		April 29, 2022
Contractual commitments for acquisition of property, plant and equipment		$ 37,500,000
Date of expected delivery		first half of 2024
Cash advances and loans made to other parties, classified as investing activities			$ 7,400,000
Nantong COSCO KHI Ship Engineering Co. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of Commitment	May 13, 2022
Contractual commitments for acquisition of property, plant and equipment	$ 70,300,000
Cash advances and loans made to other parties, classified as investing activities			$ 13,800,000
Number of constructions	two
First Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of expected delivery	third half of 2024
Second Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Date of expected delivery	fourth quarter of 2024
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services				8,712,000	6,208,000
Operating lease income				$ 28,690,000	$ 5,788,000